SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is June 28, 2018.

For the MFS® Funds listed below:

MFS® COMMODITY STRATEGY FUND	MFS® GLOBAL GROWTH FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND MFS® EQUITY OPPORTUNITIES FUND MFS® GLOBAL ALTERNATIVE STRATEGY FUND MFS® GLOBAL EQUITY FUND	MFS® GLOBAL TOTAL RETURN FUND MFS® INFLATION-ADJUSTED BOND FUND MFS® STRATEGIC INCOME FUND MFS® UTILITIES FUND
Effective August 15, 2018, the Ticker Symbol Table is restated in its entirety as follows:
Fund	Ticker Symbols
	Class A	Class T	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® Series Trust VI:
MFS® Global Equity Fund	MWEFX	N/A*	MWEBX	MWECX	MWEIX	MWEGX	MEQRX	MWEHX	MWELX	MWEMX
MFS® Global Total Return Fund	MFWTX	N/A*	MFWBX	MFWCX	MFWIX	MFWGX	MGBRX	MFWHX	MFWJX	MFWLX
MFS® Utilities Fund	MMUFX	N/A*	MMUBX	MMUCX	MMUIX	MMUGX	MURRX	MMUHX	MMUJX	MMUKX
MFS® Series Trust VIII:
MFS® Global Growth Fund	MWOFX	N/A*	MWOBX	MWOCX	MWOIX	MWOGX	MGWRX	MWOHX	MWOJX	MWOKX
MFS® Strategic Income Fund	MFIOX	N/A*	MIOBX	MIOCX	MFIIX	N/A	N/A	N/A	N/A	MFIWX
MFS® Series Trust IX:
MFS® Inflation-Adjusted Bond Fund	MIAAX	N/A*	MIABX	MIACX	MIAIX	MIALX	MIATX	MIAHX	MIAJX	MIAKX
MFS® Series Trust X:
MFS® Emerging Markets Debt Local Currency Fund	EMLAX	N/A*	EMLBX	EMLCX	EMLIX	EMLJX	EMLKX	EMLLX	EMLMX	EMLNX
MFS® Series Trust XII:
MFS® Equity Opportunities Fund	SRFAX	N/A*	SRFBX	SRFCX	SRFIX	SRFDX	SRFEX	SRFFX	SRFGX	SRFHX
MFS® Series Trust XV:
MFS® Commodity Strategy Fund	MCSAX	N/A*	MCSFX	MCSHX	MCSIX	MCSNX	MCSOX	MCSQX	MCSTX	MCSRX
MFS® Global Alternative Strategy Fund	DVRAX	N/A*	DVRBX	DVRCX	DVRIX	DVRFX	DVRHX	DVRJX	DVRKX	DVRLX
* Currently not offered.
Effective August 15, 2018, the first paragraph in sub-section entitled "Shareholder Servicing Agent" under the main heading "Management of the Fund" is restated in its entirety as follows:
MFSC, a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee from the Fund based on the amount of assets in the Fund, the types of accounts through which shareholders invest in the Fund, the costs of servicing these types of accounts, and a target profit margin. MFSC also contracts with other entities to provide some or all of the services described above.
Effective August 15, 2018, the second footnote to the table and associated footnote reference within the table in the sub-section entitled "Ownership By Trustees and Officers" under the main heading entitled "APPENDIX C - SHARE OWNERSHIP" is deleted in its entirety.
Effective August 15, 2018, the footnote to the table and associated footnote reference within the table in the sub-section entitled "Ownership of Fund Shares" under the main heading entitled "APPENDIX D - PORTFOLIO MANAGER(S)" is deleted in its entirety.

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